Rockefeller Climate Solutions Fund
Schedule of Investments
August 31, 2026 (Unaudited)

COMMON STOCKS - 98.5%	Shares	Value
Automobiles - 0.9%
BYD Co. Ltd. - Class H	58,300	$ 643,506

Beverages - 2.0%
Primo Brands Corp.	58,935	1,344,897

Building Products - 6.2%
AAON, Inc.	19,242	1,461,815
Advanced Drainage Systems, Inc.	8,914	1,209,897
Cie de Saint-Gobain SA	16,577	1,502,452
		4,174,164

Capital Markets - 3.5%
StoneX Group, Inc. (a)	34,473	2,360,711

Chemicals - 6.6%
Air Products and Chemicals, Inc.	5,402	1,671,703
DSM-Firmenich AG	6,271	696,490
Ingevity Corp. (a)	12,104	838,686
Novonesis Novozymes B	17,952	1,289,887
		4,496,766

Commercial Services & Supplies - 6.9%
Republic Services, Inc.	6,027	1,331,485
Tetra Tech, Inc.	45,190	1,633,167
Veralto Corp.	17,376	1,712,752
		4,677,404

Construction & Engineering - 3.8%
Limbach Holdings, Inc. (a)	12,662	521,928
Quanta Services, Inc.	1,239	752,184
Stantec, Inc.	17,512	1,276,805
		2,550,917

Electric Utilities - 5.2%
NextEra Energy, Inc.	15,703	1,292,985
SSE PLC	66,772	2,194,958
		3,487,943

Electrical Equipment - 9.6%
Array Technologies, Inc. (a)	65,743	290,584
GE Vernova, Inc.	1,796	1,613,760
Prysmian SpA	8,647	1,208,649
Schneider Electric SE	5,701	1,951,339
Vestas Wind Systems AS	42,588	1,412,249
		6,476,581

Electronic Equipment, Instruments & Components - 9.9%
Badger Meter, Inc.	7,725	1,046,506
Halma PLC	33,538	1,630,829
Littelfuse, Inc.	2,678	1,103,818

Mirion Technologies, Inc. - Class A (a)	68,791	1,036,680
TE Connectivity PLC	2,529	519,077
Teledyne Technologies, Inc. (a)	2,177	1,334,392
		6,671,302

Energy Equipment & Services - 1.6%
Baker Hughes Co.	16,697	1,061,094

Financial Services - 1.7%
HA Sustainable Infrastructure Capital, Inc.	29,929	1,183,692

Food Products - 3.6%
Bakkafrost P/F	14,446	703,581
Darling Ingredients, Inc. (a)	26,005	1,723,351
		2,426,932

Industrial Conglomerates - 1.7%
Hitachi Ltd.	34,100	1,157,653

Insurance - 3.3%
Chubb Ltd.	6,573	2,225,618

Life Sciences Tools & Services - 5.9%
Agilent Technologies, Inc.	9,403	1,443,925
Eurofins Scientific SE (a)	16,127	1,357,310
Mettler-Toledo International, Inc. (a)	861	1,209,826
		4,011,061

Machinery - 10.4%
CECO Environmental Corp. (a)	17,178	1,223,074
ESCO Technologies, Inc.	4,985	1,361,055
Mueller Industries, Inc.	41,218	2,572,415
Organo Corp.	14,400	1,161,639
Xylem, Inc.	6,504	716,155
		7,034,338

Multi-Utilities - 1.8%
CMS Energy Corp.	18,169	1,236,582

Professional Services - 3.0%
UL Solutions, Inc. - Class A	19,200	1,430,784
Verisk Analytics, Inc.	3,023	585,797
		2,016,581

Semiconductors & Semiconductor Equipment - 4.2%
First Solar, Inc. (a)	5,863	1,183,740
Infineon Technologies AG	25,526	1,663,963
		2,847,703

Software - 3.7%
Synopsys, Inc. (a)	2,819	1,239,204
Trimble, Inc. (a)	21,409	1,283,256
		2,522,460

Trading Companies & Distributors - 3.0%
QXO, Inc. (a)	30,750	408,360

WESCO International, Inc.	4,702		1,600,561
			2,008,921
TOTAL COMMON STOCKS (Cost $51,513,734)			66,616,826

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.7%	Shares		Value
Invesco Government & Agency Portfolio - Institutional Class, 3.68% (b)	1,178,501		1,178,501
TOTAL MONEY MARKET FUNDS (Cost $1,178,501)			1,178,501

TOTAL INVESTMENTS - 100.2% (Cost $52,692,235)			67,795,327
Liabilities in Excess of Other Assets - (0.2)%		(0.00237)	(160,007)
TOTAL NET ASSETS - 100.0%			$ 67,635,320

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of August 31, 2026.

Summary of Fair Value Disclosure as of August 31, 2026 (Unaudited)

Rockefeller Climate Solutions Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 49,332,208	$ 17,284,618	$ –	$ 66,616,826
Money Market Funds	1,178,501	–	–	1,178,501
Total Investments	$ 50,510,709	$ 17,284,618	$ –	$ 67,795,327

Refer to the Schedule of Investments for further disaggregation of investment categories.